CASH FLOW HEDGE RESERVE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Schedule of cash flow hedge reserve

In millions	2025	2024	2023
Balance at January 1st	$19.6	$(10.6)	$(3.1)
Cash flow hedge (losses)/gains deferred in shareholders’ equity	(76.5)	37.8	(9.4)
Deferred taxes	13.5	(7.7)	1.9
Balance at December 31st	$(43.4)	$19.6	$(10.6)